Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	5,000,000	5,000,000	0
Preferred Stock, shares issued		494,840	0
Preferred Stock. shares outstanding		494,840	0
Common Stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, shares authorized	490,000,000	490,000,000
Common Stock, shares issued	12,727,886	5,273,611	381,484
Common Stock,shares outstanding	12,727,886	5,273,611	381,484
Convertible notes payable, fair Value (in Dollars)		$ 0	$ 17,220,203
Related Party
Convertible notes payable, noncurrent (in Dollars)		0	390,607
Related Party | Whiskey Notes
Warrant liability, fair value (in Dollars)		0	406,774
Related Party | Convertible Notes Payable
Warrant liability, fair value (in Dollars)		$ 0	$ 340,918
Series A Convertible Preferred Stock
Preferred Stock, shares authorized	500,000	500,000	0
Preferred Stock, shares issued	210,700	494,840
Preferred Stock. shares outstanding	210,700	494,840
Series B Convertible Preferred Stock
Preferred Stock, shares authorized	850,000	0
Preferred Stock, shares issued	744,354	0
Preferred Stock. shares outstanding	744,354	0
Previously Reported
Common Stock, shares authorized		70,000,000	10,000,000